Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue.
Products	$ 4,895,427	$ 2,421,331
Services	632,144	180,947
Total revenue	5,527,571	2,602,278
Cost of sales (note 16)	2,361,805	1,778,501
Gross profit	3,165,766	823,777
Operating expenses (note 16)
Research and development - net of investment tax credits of $nil (2018 - $240,000)	12,466,149	10,265,388
General and administrative	7,678,672	6,656,723
Selling and distribution	2,789,042	4,091,347
Total operating expenses	22,933,863	21,013,458
Operating Loss	19,768,097	20,189,681
Other income and expense
Finance costs (note 17)	711,588	826,312
Finance income	(481,309)	(483,788)
Total other income and expense	230,279	342,524
Loss before taxes	19,998,376	20,532,205
Income taxes (note 18)	193,874	230,784
Net loss attributed to shareholders for the year	20,192,250	20,762,989
Item that may be reclassified to profit or loss
Foreign currency translation adjustment - net of tax	(88,485)	29,226
Net loss and comprehensive loss for the year	$ 20,103,765	$ 20,792,215
Loss per share (note 19)
Basic and diluted loss per common share	$ 1.82	$ 2.07